Label	Element	Value
Deferred Finance Costs, Net	us-gaap_DeferredFinanceCostsNet	$ 17,215
AOCI Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossBeforeTax1	(15,546)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossBeforeTax1	(5,816)
Pension And Other Postretirement Benefit Plans [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossBeforeTax1	$ (9,730)